Securities	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Securities
(2)	Securities:

Securities, which consist of debt and equity investments, have been classified in the consolidated balance sheets according to management’s intent. The carrying amount of securities and their estimated fair values follow:

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Available for sale:
U.S. government and agency securities:	$120,608	1,856	(2,441)	120,023
Taxable municipal bonds	18,337	458	(738)	18,057
Tax free municipal bonds	64,291	2,066	(898)	65,459
Trust preferred securities	1,600	—	(111)	1,489
Commercial bonds	2,000	—	(16)	1,984
Mortgage-backed securities:
GNMA	17,327	590	(142)	17,775
FNMA	70,104	526	(1,938)	68,692
FHLMC	1,301	35	—	1,336
SLMA CMOs	8,459	—	(374)	8,085
AGENCY CMOs	16,296	134	(420)	16,010

	$320,323	5,665	(7,078)	318,910

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Available for sale:
U.S. government and agency securities	$147,659	5,202	(83)	152,778
Tax free municipal bonds	68,331	5,756	(40)	74,047
Taxable municipal bonds	12,535	1,209	(8)	13,736
Trust preferred securities	2,000	—	(511)	1,489
Mortgage-backed securities:
GNMA	19,172	1,244	(19)	20,397
FNMA	64,805	2,558	(58)	67,305
FHLMC	4,519	153	—	4,672
NON-AGENCY CMOs	5,412	80	—	5,492
AGENCY CMOs	16,055	426	(52)	16,429

	$340,488	16,628	(771)	356,345

The scheduled maturities of debt securities available for sale at December 31, 2013, and December 31, 2012, were as follows:

	Amortized Cost	Estimated Fair Value
2013
Due within one year	$501	505
Due in one to five years	12,630	12,954
Due in five to ten years	38,192	37,364
Due after ten years	49,284	49,314

	100,607	100,137
Amortizing agency bonds	106,229	106,875
Mortgage-backed securities	113,487	111,898

Total unrestricted securities available for sale	$320,323	318,910

	Amortized Cost	Estimated Fair Value
2012
Due within one year	$345	346
Due in one to five years	11,499	11,682
Due in five to ten years	30,007	32,316
Due after ten years	53,222	57,290

	95,073	101,634
Amortizing agency bonds	135,452	140,416
Mortgage-backed securities	109,963	114,295

Total unrestricted securities available for sale	$340,488	356,345

The FHLB stock is an equity interest in the Federal Home Loan Bank. FHLB stock does not have a readily determinable fair value because ownership is restricted and a market is lacking. FHLB stock is classified as a restricted investment security, carried at cost and evaluated for impairment.

The estimated fair value and unrealized loss amounts of temporarily impaired investments as of December 31, 2013 and December 31, 2012, are as follows:

	Less than 12 months		12 months or longer		Total
December 31, 2013	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Available for sale
U.S. government and agency securities:
Agency debt securities	$44,968	(2,107)	6,793	(334)	51,761	(2,441)
Taxable municipals	7,903	(660)	797	(78)	8,700	(738)
Tax free municipals	9,848	(692)	3,720	(206)	13,568	(898)
Trust preferred securities	—	—	1,489	(111)	1,489	(111)
Commercial bonds	1,984	(16)	—	—	1,984	(16)
Mortgage-backed securities:
GNMA	5,320	(128)	1,551	(14)	6,871	(142)
FNMA	42,464	(1,626)	6,746	(312)	49,210	(1,938)
NON-AGENCY CMOs	5,224	(374)	—	—	5,224	(374)
AGENCY CMOs	7,031	(223)	1,844	(197)	8,875	(420)

Total Available for Sale	$124,742	(5,826)	22,940	(1,252)	147,682	(7,078)

	Less than 12 months		12 months or longer		Total
December 31, 2012	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Available for sale
U.S. government and agency securities:
Agency debt securities	$12,317	(83)	—	—	12,317	(83)
Taxable municipals	885	(8)	—	—	885	(8)
Tax free municipals	5,315	(40)	—	—	5,315	(40)
Trust preferred securities	—	—	1,489	(511)	1,489	(511)
Mortgage-backed securities:
GNMA	—	—	1,415	(19)	1,415	(19)
FNMA	7,077	(58)	—	—	7,077	(58)
AGENCY CMOs	3,691	(52)	—	—	3,691	(52)

Total Available for Sale	$29,285	(241)	2,904	(530)	32,189	(771)

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluations. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

At December 31, 2013, the Company has 92 securities with unrealized losses. With the exception of a subordinated debenture discussed below, Management believes these unrealized losses relate to changes in interest rates and not credit quality. Management also believes the Company has the ability to hold these securities until maturity or for the foreseeable future and therefore no declines are deemed to be other than temporary.

The carrying value of the Company’s investment securities may decline in the future if the financial condition of issuers deteriorates and management determines it is probable that the Company will not recover the entire amortized cost bases of the securities. As a result, there is a risk that other-than-temporary impairment charges may occur in the future.

In June of 2008, the Company purchased $2.0 million par value of a private placement subordinated debenture issued by First Financial Services Corporation (“FFKY”), the holding Company for First Federal Savings Bank (“First Fed”). The debenture is a thirty year security with a coupon rate of 8.00%. FFKY is a NASDAQ listed commercial bank holding company located in Elizabethtown, Kentucky. In October of 2010, FFKY informed the owners of its subordinated trust, including the Company, that it was deferring the dividend payments for up to five years as prescribed by the trust.

In July 2012, FFKY closed on the previously announced sale of four branch offices located in Indiana to a local financial institution. The transaction increased the Tier 1 Capital to Average Assets Ratio and Total Risk Based Capital to Risk Weighted Assets Ratio of First Fed to 6.51% and 11.90%, respectively.

Currently, FFKY and First Fed are under a Consent Order issued jointly by the Kentucky State Department of Financial Institutions and the FDIC. Among other things, the consent order requires First Fed to increase its Tier 1 Capital to Average Assets Ratio to 9.00% and its Total Risk Based Capital to Risk Weighted Asset Ratio to 12.00%. At December 31, 2013, First Fed has achieved a Tier 1 Capital to Average Assets Ratio of 8.04% and a Total Risk Based Capital to Weighted Asset Ratio of 13.59%.

At December 31, 2013, the Company has determined that it is unlikely that FFKY will be able to resume dividend payments prior to the end of its five year deferral period. Therefore, the Company’s investment in FFKY is considered impaired.

The Company used several sources of information to develop a rational for the impairment charge. The most significant source of information was the auction of FFKY’s $20.0 million in Preferred Stock issued to the United States Treasury as part of the TARP program. The Treasury sold the securities in April 2013 for approximately 54% of par. The preferred securities are equity and are subordinated to the Company’s trust securities. Therefore, this auction was used to help establish a floor for the value of the subordinated debt. Furthermore, improvements in FFKY’s financial condition make it more likely that FFKY will remain a viable institution unlikely to fail. However, the timing of our receipt of past due and future dividends is uncertain and the investment’s book value should be reduced based on the continued lack of cash flow provided by the subordinated debt. Therefore, the Company recognized an impairment charge of $400,000 in 2013.

During 2013, the Company sold investment securities classified as available for sale for proceeds of $68.5 million resulting in gross gains of $1.7 million and gross losses of $33,000. During 2012, the Company sold investment securities classified as available for sale for proceeds of $69.0 million resulting in gross gains of $1.8 million and gross losses of $115,000. During 2011, the Company sold investment securities classified as available for sale for proceeds of $115.2 million resulting in gross gains of $3.2 million and gross losses of $335,000.

As part of its normal course of business, the Bank holds significant balances of municipal and other deposits that require the Bank to pledge investment instruments as collateral. At December 31, 2013, the Bank pledged investments with a book value of $159.5 million and a market value of approximately $160.5 million to various municipal entities as required by law. The Bank has pledged two investment securities with a market value of $116,000 to the Federal Home Loan Bank of Cincinnati to provide for a higher level of available borrowings. In addition, the Bank has provided $13.5 million of letters of credit issued by the Federal Home Loan Bank of Cincinnati to collateralize municipal deposits. The collateral for these letters of credit are the Bank’s one to four family loan portfolio, commercial real estate portfolio and its multi-family loan portfolio.